Property and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Property and Equipment (Details) [Line Items]
Depreciation expenses	$ 1,000		$ 2,000		$ 103	$ 78
Total cost	$ 1,223,000
Office equipment [Member]
Property and Equipment (Details) [Line Items]
Property and equipment	20.00%		20.00%
Renovation [Member]
Property and Equipment (Details) [Line Items]
Property and equipment	20.00%		20.00%